UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2014

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (D) — 97.6%
CAYMAN ISLANDS — 72.3%
Arrowpoint CLO, Ser 2014-2A 03/12/26 (A)	$6,000,000	$5,400,000
Battalion CLO, Ser 2012-3A, 01/18/25 (A)(B)	39,200,000	36,456,000
Battalion CLO, Ser 2013-4A 10/22/25 (A)	31,800,000	28,620,000
Battalion CLO, Ser 2014-5A, 04/17/26 (A)(B)	33,031,000	29,255,557
Battalion CLO Warehouse Note (A)	33,238,667	33,477,985
Benefit Street Partners CLO 01/20/26 (A)	21,873,500	21,217,295
Benefit Street Partners CLO, Ser 2012-IA, Cl C 4.850%, 10/15/23 (B)(C)	7,000,000	7,013,090
Benefit Street Partners CLO, Ser 2012-IA 10/15/23 (A)(B)	8,650,000	8,736,500
Benefit Street Partners CLO, Ser 2013-IIA 07/15/24 (A)(B)	23,450,000	25,795,000
Benefit Street Partners CLO Warehouse Note (A)	19,000,000	19,000,000
Brentwood CLO, Ser 2006-1A, Cl C 1.838%, 02/01/22 (B)(C)	8,500,000	7,692,500
Carlyle Global Market Strategies, Ser 2012-1A, Cl F 7.487%, 04/20/22 (B)(C)	7,975,000	7,975,000
Cerberus Offshore Levered I L.P., Ser 2012-1A, Cl B 4.983%, 11/30/18 (B)(C)	5,000,000	5,029,000
Claris III Jr. 0.538%, 08/04/21	28,295,463	26,456,258
Figueroa CLO, Ser 2013-1I 03/21/24 (A)	17,500,000	15,485,750
Figueroa CLO, Ser 2013-2 12/18/25 (A)	13,070,000	13,070,000
Fortress Credit Funding, Ser 2012-5A, Cl B 5.036%, 08/15/22 (B)(C)	21,015,000	21,073,842
Fortress Credit Funding, Ser 2012-5A, Cl C 5.986%, 08/15/22 (B)(C)	23,200,000	22,538,800
Fortress Credit Funding, Ser 2012-5A, Cl D 6.486%, 08/15/22 (B)(C)	5,200,000	5,240,560
Fortress Credit Funding, Ser 2012-5I, Cl E 6.486%, 08/15/22 (C)	19,800,000	19,805,940
Fortress Credit Funding, Ser 2012-6A, Cl C 5.986%, 08/15/22 (B)(C)	9,860,000	9,578,990
Fortress Credit Funding, Ser 2012-6A, Cl D 6.486%, 08/15/22 (B)(C)	2,210,000	2,227,238
Foxe Basin CLO, Ser 2003-1A, Cl C 3.483%, 12/15/15 (B)(C)	198,441	198,087
Freidbergmilstein Private Capital Fund 01/15/19 (A)(B)	1,000,000	15,000
Gem Ligos II, Ser 2006-3A, Cl B 1.830%, 03/23/21 (B)(C)	12,085,000	10,755,650
GEMC, Ser 2005-8A, Cl A3 1.148%, 06/23/17 (B)(C)	10,000,000	9,625,000
Gleneagles CLO, Ser 2005-1A, Cl C 1.138%, 11/01/17 (B)(C)	12,000,000	11,340,000
Grayson CLO, Ser 2006-1A, Cl C 1.788%, 11/01/21 (B)(C)	7,250,000	6,361,875
Great Lakes CLO, Ser 2012-1A, Cl E 5.739%, 01/15/23 (B)(C)	12,897,000	12,284,392
Great Lakes CLO, Ser 2012-1A 01/15/23 (A)(B)	21,336,000	19,415,760

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2014

Description	Par Value	Fair Value
Highbridge Loan Management, Ser 2012-1A, Cl D 5.985%, 09/20/22 (B)(C)	$7,250,000	$7,112,250
JFIN CLO, Ser 2012-1A, Cl C 4.737%, 07/20/23 (B)(C)	5,750,000	5,753,392
JFIN MM CLO, Ser 2014-1A, Cl E 6.750%, 04/10/25	12,500,000	12,031,250
JFIN MM CLO 2014, Ser 2014-1A, Cl D 3.600%, 04/10/25 (B)(C)	10,826,000	9,959,920
KKR CLO, Ser 2012-1A, Cl C 4.733%, 12/15/24 (B)(C)	1,693,000	1,699,535
KVK CLO, Ser 2012-2A, Cl SUB 02/10/25 (A)(B)	33,573,000	30,551,430
Liberty CLO, Ser 2005-1A, Cl B 1.138%, 11/01/17 (B)(C)	14,000,000	12,864,460
MC Funding, Ser 2006-1A, Cl E 3.985%, 12/20/20 (B)(C)	12,760,000	11,570,768
NACM CLO I, Ser 2006-1A, Cl A2 0.687%, 06/20/19 (B)(C)	6,000,000	5,901,000
Navigator CDO, Ser 2005-1A 2.037%, 10/21/17	1,152,532	1,152,532
Neuberger Berman CLO, Ser 2012-13A 01/23/24 (A)(B)	4,274,000	2,564,400
Neuberger Berman CLO, Ser 2013-14A 04/28/25 (A)(B)	12,369,000	10,637,340
Neuberger Berman CLO, Ser 2013-15A 10/25/25 (A)(B)	18,151,850	16,881,220
Neuberger Berman CLO, Ser 2014-16A, Cl SFN (A)	1,995,000	1,695,750
Neuberger Berman CLO, Ser 2014-16A, Cl SUB (A)	29,925,000	26,483,625
Newstar Trust, Ser 2007-1A, Cl A1 0.473%, 09/30/22 (B)(C)	5,894,689	5,734,354
Newstar Trust, Ser 2012-2A, Cl A 2.128%, 01/20/23 (B)(C)	5,000,000	5,000,000
OCP CLO, Ser 2012-2A 11/22/23 (A)(B)	18,445,000	16,877,175
Red River CLO, Ser 2006-1A, Cl A 0.508%, 07/27/18 (B)(C)	4,074,764	4,023,830
Rockwall CDO, Ser 2006-1A, Cl A1LB 0.738%, 08/01/21 (B)(C)	22,173,000	20,842,620
Rockwall CDO, Ser 2006-1A, Cl A2L 0.888%, 08/01/21 (B)(C)	6,300,000	5,756,940
Rockwall CDO, Ser 2007-1A, Cl A1LA 0.488%, 08/01/24 (B)(C)	28,671,812	26,664,786
Salus CLO, Ser 2012-1A, Cl D 8.236%, 03/05/21 (B)(C)	5,000,000	5,263,000
Salus CLO, Ser 2012-1I, Cl E 10.736%, 03/05/21 (C)	7,500,000	8,049,000
Shackleton I CLO, Ser 2012-1A 08/14/23 (A)(B)	8,000,000	6,560,000
Stone Tower CDO, Ser 2005-2A 0.746%, 11/17/40 (B)(C)	3,526,057	3,432,969
Tricadia CDO, Ser 2006-6A 1.936%, 11/05/41	11,000,000	9,900,000
Tricadia CDO, Ser 2006-6X 5.736%, 11/05/41 (C)	4,005,978	4,606,874
Trinitas CLO, Ser 2014-1A 04/15/26 (A)(B)	23,750,000	23,220,375
Trinitas CLO, Ser 2014-1A, Cl C 3.033%, 04/15/26 (B)(C)	2,500,000	2,423,750
Trinitas CLO, Ser 2014-1A, Cl D 3.833%, 04/15/26 (B)(C)	2,500,000	2,381,250

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2014

Description	Par Value	Fair Value
Valhalla CLO, Ser 2004-1A, Cl A2 1.038%, 08/01/16 (B)(C)	$38,223,677	$36,790,289
Valhalla CLO, Ser 2004-1A, Cl EIN 08/01/16 (A)(B)	6,500,000	1,820,000
Venture CDO, Ser 2012-10A, Cl F 7.237%, 07/20/22 (B)(C)	5,000,000	5,000,000
Venture CDO, Ser 2012-11A, Cl E 6.736%, 11/14/22 (B)(C)	2,000,000	2,005,000
Venture CDO, Ser 2012-12A 02/28/24 (A)(B)	38,240,000	33,651,200
Venture XIV CLO, Ser 2013-14A 08/28/25 (A)(B) 08/28/25 (A)(B)	1,338,889 34,830,000	13,389 34,394,625
Venture XVI CLO, Ser 2014-16A, Cl SUB 04/15/26 (A)	20,771,000	19,520,586
Zais Investment Grade, Ser 9A, Cl B 1.089%, 04/27/52 (B)(C)	18,000,000	13,680,000
Zais Investment Grade IX, Ser 9A, Cl A2 0.789%, 04/27/52 (B)(C)	5,000,000	4,400,000
Zohar CDO, Ser 2007-3A, Cl A2 0.785%, 04/15/19 (B)(C)	100,000,000	35,000,000
Zohar CDO, Ser 2007-3A, Cl A3 0.985%, 04/15/19 (B)(C)	56,000,000	19,600,000

		954,611,953

IRELAND — 6.7%
ICE 3 Global Credit CLO, Ser 2013-1A, Cl B1 4.050%, 04/20/24 (B)	34,500,000	31,740,000
ICE 3 Global Credit CLO, Ser 2013-1A, Cl C1 4.750%, 04/20/24 (B)	24,500,000	22,050,000
ICE 3 Global Credit CLO, Ser 2013-1A, Cl D 5.650%, 04/20/24 (B)	15,000,000	13,275,000
ICE 3 Global Credit CLO, Ser 2013-1A 04/20/24 (A)(B)	12,500,000	12,125,000
ICE EM CLO, Ser 2007-1A, Cl A1D 0.679%, 08/15/22 (B)(C)	10,028,342	9,902,988

		89,092,988

UNITED STATES — 18.6%
Cerberus Onshore II CLO, Ser 2014-1A, Cl A1 2.244%, 10/15/23 (B)(C)	25,000,000	25,000,000
Cerberus Onshore II CLO, Ser 2014-1A, Cl E 4.694%, 10/15/23 (B)(C)	22,500,000	20,941,200
Ivy Hill IV 07/03/21 (A)	77,471,309	75,534,525
Ivy Hill Middle Market Credit Fund, Ser 7A 10/20/25 (A)(B)	24,552,000	23,078,880
NXT Capital CLO, Ser 2012-1A, Cl E 7.736%, 07/20/22 (B)(C)	10,286,000	10,286,000
Saranac CLO, Ser 2014-2A, Cl C 2.983%, 02/20/25 (B)(C)	10,000,000	9,640,000
Saranac CLO, Ser 2014-2A, Cl E 5.383%, 02/20/25 (B)(C)	6,667,000	6,116,973
TICC, Ser 2012-1A 1.985%, 08/25/23 (B)(C)	75,000,000	75,037,500

		245,635,078

Total Asset-Backed Securities (Cost $1,275,562,535)		1,289,340,019

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2014

Description	Shares	Fair Value
REGISTERED INVESTMENT COMPANIES (G) — 0.9%
UNITED STATES — 0.9%
Ares Dynamic Credit Allocation Fund	49,400	$895,128
Blackstone/GSO Senior Floating Rate Term Fund	9,248	173,585
Neuberger Berman High Yield Strategies Fund	9,106	124,024
Nuveen Preferred & Income Term Fund	25,326	577,433
Stone Harbor Emerging Markets Income Fund	414,575	7,669,637
Western Asset Emerging Markets Income Fund	232,344	2,867,125

Total Registered Investment Companies (Cost $12,452,924)		12,306,932

MONEY MARKET FUND — 8.5%
UNITED STATES — 8.5%
SEI Daily Income Trust Prime Obligation Fund, CL A 0.010% (E) (F)	111,572,385	111,572,385

Total Money Market Fund (Cost $111,572,385)		111,572,385

Total Investments — 107.0% (Cost $1,399,587,844) (H)		$1,413,219,336

Percentages based on Limited Partners’ Capital of $1,320,997,220.

Transactions with affiliated funds during the period ended March 31, 2014 are as follows:

	Value of Shares Held as of 3/31/2014	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$111,572,385	$202,435,051	$201,866,780	$—	$3,081

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Represents equity / residual tranche.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2014, the market value of the Rule 144A positions amounted to $872,795,149 or 66.07% of total investments in securities.
(C)	Variable rate security. The rate reported is the rate in effect as of March 31, 2014.
(D)	Securities considered illiquid. The total value of such securities as of March 31, 2014 was $1,289,340,019 and represented 97.6% of Limited Partners’ Capital.
(E)	Investment in affiliated security.
(F)	Rate Shown is the 7-day effective yield as of March 31, 2014.
(G)	Closed-End Funds traded on exchange.
(H)	The aggregate cost of investments for tax purposes was $1,399,587,844. Net unrealized appreciation on investments for tax purposes was $13,631,492 consisting of $84,718,332 of gross unrealized appreciation and $(71,086,840) of gross unrealized depreciation.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Asset-Backed Securities	$—	$—	$1,289,340,019	$1,289,340,019
Registered Investment Companies	12,306,932	—	—	12,306,932
Money Market Fund	111,572,385	—	—	111,572,385

Total Investments in Securities	$123,879,317	$—	$1,289,340,019	$1,413,219,336

(1)	Of the $1,289,340,019 in Level 3 securities as if March 31, 2014, all were valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2014	$1,122,770,373
Accrued discounts/premiums	(3,046,369)
Realized gain/(loss)	20,579,136
Change in unrealized appreciation/(depreciation)	3,155,823
Proceeds from Sales	(201,303,681)
Purchases	347,184,737

Ending balance as of March 31, 2014	$1,289,340,019

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$11,956,433

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 27, 2014

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: May 27, 2014